NATIONWIDE

VL SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VL Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-D (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Growth Fund - Class 2 (AMVGR2)
42,373 shares (cost $3,061,088)	$2,868,211
International Fund - Class 2 (AMVI2)
7,074 shares (cost $130,381)	127,469
VIP Small Cap Value Series: Service Class (DWVSVS)
23,959 shares (cost $957,839)	804,558
Stock Index Fund, Inc. - Initial Shares (DSIF)
91,339 shares (cost $3,629,469)	3,965,930
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
858 shares (cost $14,301)	13,594
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
109,740 shares (cost $2,183,630)	2,428,554
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
1,964 shares (cost $23,019)	19,699
NVIT Government Bond Fund - Class I (GBF)
52,542 shares (cost $577,992)	570,603
American Century NVIT Growth Fund - Class I (CAF)
22,145 shares (cost $436,925)	449,539
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
27,110 shares (cost $336,187)	339,955
NVIT Mid Cap Index Fund - Class I (MCIF)
114,371 shares (cost $2,818,995)	2,567,637
NVIT Money Market Fund - Class I (SAM)
8,915,831 shares (cost $8,915,831)	8,915,831
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
17,811 shares (cost $220,799)	234,744
NVIT Multi-Manager Small Company Fund - Class I (SCF)
18,931 shares (cost $438,810)	389,793
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
27,352 shares (cost $577,411)	472,911
Quality Bond Portfolio - Initial Shares (DQBP)
18,185 shares (cost $222,153)	213,132
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
89,769 shares (cost $1,135,854)	1,098,769
VIP Mid Cap Portfolio - Service Class (FMCS)
5,710 shares (cost $201,391)	185,047
VIP Overseas Portfolio - Service Class (FOS)
59,279 shares (cost $1,068,875)	1,126,310
Mid Cap Value - Institutional Shares (GVMCE)
1,850 shares (cost $29,249)	26,808
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
19,058 shares (cost $351,862)	340,186
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
24,089 shares (cost $545,451)	504,661
Global Securities Fund/VA - Non-Service Shares (OVGS)
26,615 shares (cost $1,058,246)	1,011,374
Real Return Portfolio - Administrative Class (PMVRRA)
132,507 shares (cost $1,735,672)	1,580,808
Total Return Portfolio - Administrative Class (PMVTRA)
202,877 shares (cost $2,273,107)	2,146,441
VI Growth and Income Fund - Series I Shares (ACGI)
49,630 shares (cost $1,172,839)	972,745

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VI Core Equity Fund - Series I Shares (AVGI)
55,036 shares (cost $1,834,717)	1,862,422
VI International Growth Fund - Series I Shares (AVIE)
24,296 shares (cost $848,624)	813,670
Small-Cap Portfolio - Investment Class (ROCSC)
33,194 shares (cost $376,810)	279,823
Equity Income Portfolio - II (TREI2)
63,370 shares (cost $1,651,104)	1,693,883

Total Investments	$38,025,107
Accounts Payable - Mid Cap Value - Institutional Shares (GVMCE)	(23)
Accounts Payable - Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	(9)
Other Accounts Payable	(389)

$38,024,686

Contract Owners’ Equity:
Accumulation units	38,024,686

Total Contract Owners’ Equity (note 8)	$38,024,686

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	AMVGR2	AMVI2	DWVSVS	DSIF	JAMVS	MVIVSC	MSVMG
Reinvested dividends	$578,708	16,508	2,104	4,808	81,322	157	50,865	-
Asset charges (note 3)	(100,491)	(6,110)	(366)	(1,990)	(11,143)	(37)	(7,227)	(56)

Net investment income (loss)	478,217	10,398	1,738	2,818	70,179	120	43,638	(56)

Realized gain (loss) on investments	1,335,190	22,734	6,112	(26,018)	373,113	229	319,179	482
Change in unrealized gain (loss) on investments	(3,758,207)	(287,458)	(21,056)	(154,796)	(543,812)	(2,437)	(211,890)	(4,728)

Net gain (loss) on investments	(2,423,017)	(264,724)	(14,944)	(180,814)	(170,699)	(2,208)	107,289	(4,246)

Reinvested capital gains	1,705,104	426,509	8,499	107,888	131,662	1,497	29,105	3,251

Net increase (decrease) in contract owners’ equity resulting from operations	$(239,696)	172,183	(4,707)	(70,108)	31,142	(591)	180,032	(1,051)

Investment Activity:	GBF	CAF	GVIDM	MCIF	SAM	SCVF	SCF	ALVSVA
Reinvested dividends	$6,241	2,218	5,641	29,781	-	1,749	1,522	4,240
Asset charges (note 3)	(1,225)	(1,282)	(844)	(6,403)	(19,532)	(601)	(837)	(1,300)

Net investment income (loss)	5,016	936	4,797	23,378	(19,532)	1,148	685	2,940

Realized gain (loss) on investments	(20,501)	78,017	18,237	21,158	-	6,995	5,957	(5,437)
Change in unrealized gain (loss) on investments	14,652	(126,041)	(41,670)	(317,570)	-	(49,411)	(61,684)	(114,598)

Net gain (loss) on investments	(5,849)	(48,024)	(23,433)	(296,412)	-	(42,416)	(55,727)	(120,035)

Reinvested capital gains	-	65,113	14,325	180,522	-	25,074	39,747	86,175

Net increase (decrease) in contract owners’ equity resulting from operations	$(833)	18,025	(4,311)	(92,512)	(19,532)	(16,194)	(15,295)	(30,920)

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	DQBP	FIGBS	FMCS	FOS	GVMCE	SBVI	SBVSG	OVGS
Reinvested dividends	$3,614	29,507	684	15,291	118	5,150	—	12,435
Asset charges (note 3)	(449)	(2,808)	(449)	(2,683)	(79)	(768)	(1,310)	(2,447)

Net investment income (loss)	3,165	26,699	235	12,608	39	4,382	(1,310)	9,988

Realized gain (loss) on investments	200	(3,755)	(3,111)	24,910	2,481	18,221	(6,571)	33,329
Change in unrealized gain (loss) on investments	(8,969)	(37,085)	(21,116)	(25,422)	(7,330)	(46,685)	(35,973)	(76,991)

Net gain (loss) on investments	(8,769)	(40,840)	(24,227)	(512)	(4,849)	(28,464)	(42,544)	(43,662)

Reinvested capital gains	-	-	21,612	1,204	2,121	13,951	12,038	61,992

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,604)	(14,141)	(2,380)	13,300	(2,689)	(10,131)	(31,816)	28,318

Investment Activity:	PMVRRA	PMVTRA	ACGI	AVGI	AVIE	ROCSC	TREI2	WRSCP
Reinvested dividends	$69,226	140,478	27,771	21,871	11,855	2,339	31,213	-
Asset charges (note 3)	(5,343)	(8,625)	(2,872)	(4,642)	(2,205)	(1,746)	(4,948)	(164)

Net investment income (loss)	63,883	131,853	24,899	17,229	9,650	593	26,265	(164)

Realized gain (loss) on investments	(68,580)	(34,381)	157,765	84,815	61,682	103,483	115,402	49,043
Change in unrealized gain (loss) on investments	(37,833)	(92,038)	(354,740)	(418,064)	(90,556)	(226,828)	(328,034)	(28,307)

Net gain (loss) on investments	(106,413)	(126,419)	(196,975)	(333,249)	(28,874)	(123,345)	(212,632)	20,736

Reinvested capital gains	-	22,667	144,316	200,009	-	67,288	38,539	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(42,530)	28,101	(27,760)	(116,011)	(19,224)	(55,464)	(147,828)	20,572

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MIGSC
Reinvested dividends	$-
Asset charges (note 3)	-

Net investment income (loss)	-

Realized gain (loss) on investments	-
Change in unrealized gain (loss) on investments	263

Net gain (loss) on investments	263

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$263

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		AMVGR2		AMVI2		DWVSVS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$478,217	343,515	10,398	10,913	1,738	1,763	2,818	9
Realized gain (loss) on investments	1,335,190	2,249,804	22,734	396,504	6,112	21,830	(26,018)	134
Change in unrealized gain (loss) on investments	(3,758,207)	(1,681,974)	(287,458)	(340,824)	(21,056)	(25,791)	(154,796)	(506)
Reinvested capital gains	1,705,104	909,392	426,509	110,058	8,499	-	107,888	944

Net increase (decrease) in contract owners’ equity resulting from operations	(239,696)	1,820,737	172,183	176,651	(4,707)	(2,198)	(70,108)	581

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(10)	37	-	-	-	-	-	-
Transfers between funds	-	-	943,094	(511,937)	(17,373)	(63,836)	1,061,085	230
Surrenders (note 6)	(2,275,000)	-	(306,027)	-	-	-	(191,687)	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(558,726)	(516,931)	(18,845)	(15,322)	(5,529)	(6,657)	(6,343)	(368)
Adjustments to maintain reserves	(394)	(503)	9	(7)	3	3	(5)	(1)

Net equity transactions	(2,834,130)	(517,397)	618,231	(527,266)	(22,899)	(70,490)	863,050	(139)

Net change in contract owners’ equity	(3,073,826)	1,303,340	790,414	(350,615)	(27,606)	(72,688)	792,942	442
Contract owners’ equity beginning of period	41,098,512	39,795,172	2,077,802	2,428,417	155,077	227,765	11,615	11,173

Contract owners’ equity end of period	$38,024,686	41,098,512	2,868,216	2,077,802	127,471	155,077	804,557	11,615

CHANGES IN UNITS:
Beginning units	2,254,922	2,243,222	122,977	155,569	11,549	16,471	814	825
Units purchased	1,379,371	319,446	90,856	38,520	663	407	89,461	29
Units redeemed	(1,497,689)	(307,746)	(54,572)	(71,112)	(2,244)	(5,329)	(29,843)	(40)

Ending units	2,136,604	2,254,922	159,261	122,977	9,968	11,549	60,432	814

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DSIF		JAMVS		MVIVSC		MSVMG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$70,179	60,848	120	466	43,638	39,544	(56)	(71)
Realized gain (loss) on investments	373,113	339,835	229	143	319,179	319,099	482	1,620
Change in unrealized gain (loss) on investments	(543,812)	53,089	(2,437)	(594)	(211,890)	(307,636)	(4,728)	(4,715)
Reinvested capital gains	131,662	51,053	1,497	1,153	29,105	-	3,251	3,840

Net increase (decrease) in contract owners’ equity resulting from operations	31,142	504,825	(591)	1,168	180,032	51,007	(1,051)	674

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	475,513	(639,309)	11	(112)	(149,604)	(682,278)	(4,281)	(3,017)
Surrenders (note 6)	(309,845)	-	-	-	(316,347)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(47,382)	(43,498)	(557)	(498)	(23,757)	(25,168)	(839)	(953)
Adjustments to maintain reserves	(3)	2	6	1	(1)	-	(16)	25

Net equity transactions	118,283	(682,805)	(540)	(609)	(489,709)	(707,446)	(5,136)	(3,945)

Net change in contract owners’ equity	149,425	(177,980)	(1,131)	559	(309,677)	(656,439)	(6,187)	(3,271)
Contract owners’ equity beginning of period	3,816,500	3,994,480	14,734	14,175	2,738,234	3,394,673	25,884	29,155

Contract owners’ equity end of period	$3,965,925	3,816,500	13,603	14,734	2,428,557	2,738,234	19,697	25,884

CHANGES IN UNITS:
Beginning units	185,196	219,304	590	614	173,821	217,388	1,009	1,156
Units purchased	79,715	-	56	-	54,370	-	71	5
Units redeemed	(74,095)	(34,108)	(79)	(24)	(82,829)	(43,567)	(262)	(152)

Ending units	190,816	185,196	567	590	145,362	173,821	818	1,009

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GBF		CAF		GVIDM		MCIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$5,016	7,995	936	411	4,797	3,622	23,378	22,231
Realized gain (loss) on investments	(20,501)	(9,690)	78,017	15,319	18,237	7,123	21,158	368,191
Change in unrealized gain (loss) on investments	14,652	21,296	(126,041)	24,172	(41,670)	1,372	(317,570)	(223,781)
Reinvested capital gains	-	-	65,113	-	14,325	-	180,522	107,885

Net increase (decrease) in contract owners’ equity resulting from operations	(833)	19,601	18,025	39,902	(4,311)	12,117	(92,512)	274,526

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	141,709	(59,249)	51,200	5,765	103,877	(11,080)	734,623	(333,402)
Surrenders (note 6)	-	-	-	-	-	-	(153,613)	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(14,119)	(11,776)	(14,039)	(9,361)	(9,348)	(6,487)	(34,649)	(27,289)
Adjustments to maintain reserves	-	(10)	5	(7)	13	(18)	(3)	24

Net equity transactions	127,590	(71,035)	37,166	(3,603)	94,542	(17,585)	546,358	(360,667)

Net change in contract owners’ equity	126,757	(51,434)	55,191	36,299	90,231	(5,468)	453,846	(86,141)
Contract owners’ equity beginning of period	443,844	495,278	394,349	358,050	249,728	255,196	2,113,804	2,199,945

Contract owners’ equity end of period	$570,601	443,844	449,540	394,349	339,959	249,728	2,567,650	2,113,804

CHANGES IN UNITS:
Beginning units	22,732	26,459	33,765	34,045	12,556	13,462	49,834	56,609
Units purchased	23,519	-	19,471	580	7,917	-	21,987	1
Units redeemed	(16,922)	(3,727)	(16,370)	(860)	(3,280)	(906)	(9,558)	(6,776)

Ending units	29,329	22,732	36,866	33,765	17,193	12,556	62,263	49,834

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SAM		SCVF		SCF		ALVSVA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(19,532)	(20,237)	1,148	701	685	(173)	2,940	2,453
Realized gain (loss) on investments	-	-	6,995	25,023	5,957	23,534	(5,437)	74,466
Change in unrealized gain (loss) on investments	-	-	(49,411)	(33,223)	(61,684)	(47,717)	(114,598)	(86,551)
Reinvested capital gains	-	-	25,074	23,705	39,747	24,146	86,175	64,997

Net increase (decrease) in contract owners’ equity resulting from operations	(19,532)	(20,237)	(16,194)	16,206	(15,295)	(210)	(30,920)	55,365

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(193,889)	1,519,145	10,365	(59,278)	269,675	(52,037)	88,675	(81,558)
Surrenders (note 6)	(37,110)	-	-	-	-	-	(116,533)	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(130,567)	(142,827)	(6,647)	(6,632)	(9,274)	(4,439)	(3,631)	(3,890)
Adjustments to maintain reserves	29	(53)	(44)	45	(3)	(20)	(11)	2

Net equity transactions	(361,537)	1,376,265	3,674	(65,865)	260,398	(56,496)	(31,500)	(85,446)

Net change in contract owners’ equity	(381,069)	1,356,028	(12,520)	(49,659)	245,103	(56,706)	(62,420)	(30,081)
Contract owners’ equity beginning of period	9,296,919	7,940,891	247,244	296,903	144,685	201,391	535,326	565,407

Contract owners’ equity end of period	$8,915,850	9,296,919	234,724	247,244	389,788	144,685	472,906	535,326

CHANGES IN UNITS:
Beginning units	712,717	607,238	5,107	6,547	3,527	4,937	26,671	30,684
Units purchased	581,452	132,900	548	1	6,723	-	9,270	-
Units redeemed	(608,956)	(27,421)	(483)	(1,441)	(566)	(1,410)	(10,950)	(4,013)

Ending units	685,213	712,717	5,172	5,107	9,684	3,527	24,991	26,671

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DQBP		FIGBS		FMCS		FOS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,165	1,195	26,699	-	235	(224)	12,608	7,465
Realized gain (loss) on investments	200	99	(3,755)	-	(3,111)	8,641	24,910	28,865
Change in unrealized gain (loss) on investments	(8,969)	1,320	(37,085)	-	(21,116)	(659)	(25,422)	(100,570)
Reinvested capital gains	-	-	-	-	21,612	4,621	1,204	192

Net increase (decrease) in contract owners’ equity resulting from operations	(5,604)	2,614	(14,141)	-	(2,380)	12,379	13,300	(64,048)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	133,965	37,538	1,236,449	-	45,113	(35,113)	439,869	(33,012)
Surrenders (note 6)	-	-	(90,500)	-	(39,710)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,034)	(1,784)	(33,040)	-	(1,243)	(1,346)	(29,741)	(19,367)
Adjustments to maintain reserves	6	2	(3)	-	(16)	7	(1)	(6)

Net equity transactions	128,937	35,756	1,112,906	-	4,144	(36,452)	410,127	(52,385)

Net change in contract owners’ equity	123,333	38,370	1,098,765	-	1,764	(24,073)	423,427	(116,433)
Contract owners’ equity beginning of period	89,804	51,434	-	-	183,288	207,361	702,883	819,316

Contract owners’ equity end of period	$213,137	89,804	1,098,765	-	185,052	183,288	1,126,310	702,883

CHANGES IN UNITS:
Beginning units	4,301	2,575	-	-	3,084	3,696	41,087	43,875
Units purchased	6,945	1,813	123,834	-	1,305	-	29,358	-
Units redeemed	(841)	(87)	(65,084)	-	(1,220)	(612)	(6,668)	(2,788)

Ending units	10,405	4,301	58,750	-	3,169	3,084	63,777	41,087

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVMCE		SBVI		SBVSG		OVGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$39	252	4,382	3,616	(1,310)	(432)	9,988	11,992
Realized gain (loss) on investments	2,481	5,049	18,221	8,279	(6,571)	(1,716)	33,329	207,217
Change in unrealized gain (loss) on investments	(7,330)	(5,897)	(46,685)	(6,436)	(35,973)	(6,302)	(76,991)	(258,385)
Reinvested capital gains	2,121	5,855	13,951	16,550	12,038	24,300	61,992	60,390

Net increase (decrease) in contract owners’ equity resulting from operations	(2,689)	5,259	(10,131)	22,009	(31,816)	15,850	28,318	21,214

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(5,451)	(10,445)	122,190	37,864	379,673	63,315	299,044	(627,744)
Surrenders (note 6)	-	-	-	-	(78,845)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,181)	(1,349)	(8,584)	(5,143)	(4,448)	(1,028)	(6,276)	(7,159)
Adjustments to maintain reserves	2	34	1	(20)	(7)	6	(17)	(3)

Net equity transactions	(6,630)	(11,760)	113,607	32,701	296,373	62,293	292,751	(634,906)

Net change in contract owners’ equity	(9,319)	(6,501)	103,476	54,710	264,557	78,143	321,069	(613,692)
Contract owners’ equity beginning of period	36,150	42,651	236,705	181,995	240,099	161,956	690,294	1,303,986

Contract owners’ equity end of period	$26,831	36,150	340,181	236,705	504,656	240,099	1,011,363	690,294

CHANGES IN UNITS:
Beginning units	716	957	8,614	7,380	17,781	12,452	27,258	52,540
Units purchased	67	2	6,150	1,435	45,703	5,410	22,665	-
Units redeemed	(196)	(243)	(1,987)	(201)	(24,303)	(81)	(11,406)	(25,282)

Ending units	587	716	12,777	8,614	39,181	17,781	38,517	27,258

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVRRA		PMVTRA		ACGI		AVGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$63,883	30,883	131,853	97,524	24,899	21,657	17,229	8,139
Realized gain (loss) on investments	(68,580)	(114,765)	(34,381)	(22,432)	157,765	70,833	84,815	127,571
Change in unrealized gain (loss) on investments	(37,833)	116,962	(92,038)	114,015	(354,740)	(119,788)	(418,064)	(29,282)
Reinvested capital gains	-	-	22,667	-	144,316	164,100	200,009	6,562

Net increase (decrease) in contract owners’ equity resulting from operations	(42,530)	33,080	28,101	189,107	(27,760)	136,802	(116,011)	112,990

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	36	(10)	1	-	-	-	-
Transfers between funds	(1,587,761)	859,793	(3,163,436)	611,115	(227,708)	48,828	603,537	(269,360)
Surrenders (note 6)	(213,938)	-	-	-	(229,110)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(17,894)	(22,717)	(28,292)	(60,661)	(8,060)	(9,335)	(51,245)	(36,473)
Adjustments to maintain reserves	(2)	(124)	(50)	(401)	3	(6)	(4)	9

Net equity transactions	(1,819,595)	836,988	(3,191,788)	550,054	(464,875)	39,487	552,288	(305,824)

Net change in contract owners’ equity	(1,862,125)	870,068	(3,163,687)	739,161	(492,635)	176,289	436,277	(192,834)
Contract owners’ equity beginning of period	3,442,911	2,572,843	5,309,709	4,570,548	1,465,381	1,289,092	1,426,148	1,618,982

Contract owners’ equity end of period	$1,580,786	3,442,911	2,146,022	5,309,709	972,746	1,465,381	1,862,425	1,426,148

CHANGES IN UNITS:
Beginning units	167,696	128,868	265,318	237,542	86,396	83,606	79,056	96,814
Units purchased	32,157	39,919	23,791	49,306	21,605	10,278	43,383	-
Units redeemed	(120,518)	(1,091)	(182,073)	(21,530)	(48,690)	(7,488)	(12,603)	(17,758)

Ending units	79,335	167,696	107,036	265,318	59,311	86,396	109,836	79,056

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVIE		ROCSC		TREI2		WRSCP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$9,650	11,921	593	(1,920)	26,265	22,134	(164)	(1,068)
Realized gain (loss) on investments	61,682	49,653	103,483	151,269	115,402	78,545	49,043	56,668
Change in unrealized gain (loss) on investments	(90,556)	(61,756)	(226,828)	(288,440)	(328,034)	13,666	(28,307)	(68,592)
Reinvested capital gains	-	-	67,288	200,599	38,539	-	-	38,442

Net increase (decrease) in contract owners’ equity resulting from operations	(19,224)	(182)	(55,464)	61,508	(147,828)	114,345	20,572	25,450

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	107,880	178,464	(1,397,097)	(23,716)	4,006	189,828	(504,953)	20,977
Surrenders (note 6)	(191,735)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(6,119)	(5,757)	(4,823)	(11,193)	(26,513)	(23,376)	(707)	(3,773)
Adjustments to maintain reserves	(7)	-	(8)	2	(5)	5	(2)	3

Net equity transactions	(89,981)	172,707	(1,401,928)	(34,907)	(22,512)	166,457	(505,662)	17,207

Net change in contract owners’ equity	(109,205)	172,525	(1,457,392)	26,601	(170,340)	280,802	(485,090)	42,657
Contract owners’ equity beginning of period	922,864	750,339	1,737,209	1,710,608	1,864,232	1,583,430	485,090	442,433

Contract owners’ equity end of period	$813,659	922,864	279,817	1,737,209	1,693,892	1,864,232	-	485,090

CHANGES IN UNITS:
Beginning units	39,085	31,804	59,869	60,710	71,032	64,457	20,764	19,192
Units purchased	16,632	14,352	4,967	8,711	14,516	7,506	214	8,271
Units redeemed	(20,342)	(7,071)	(53,875)	(9,552)	(15,896)	(931)	(20,978)	(6,699)

Ending units	35,375	39,085	10,961	59,869	69,652	71,032	-	20,764

NATIONWIDE VL SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MIGSC		GVGOPS
	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	-	-	(94)
Realized gain (loss) on investments	-	-	-	12,897
Change in unrealized gain (loss) on investments	263	-	-	(10,421)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	263	-	-	2,382

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-
Transfers between funds	-	-	-	(76,379)
Surrenders (note 6)	-	-	-	-
Death Benefits (note 4)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	-	-	(1,305)
Asset charges (note 3)	-	-	-	-
Adjustments to maintain reserves	(263)	-	-	3

Net equity transactions	(263)	-	-	(77,681)

Net change in contract owners’ equity	-	-	-	(75,299)
Contract owners’ equity beginning of period	-	-	-	75,299

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	5,446
Units purchased	-	-	-	-
Units redeemed	-	-	-	(5,446)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-D

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 22, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)*

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 2 (AMVGS2)*

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)*

Large Cap Core V.I. Fund - Class II (MLVLC2)*

Large Cap Value V.I. Fund - Class II (MLVLV2)*

S&P 500 Index V.I. Fund - Class II (MLVX52)*

Value Opportunities V.I. Fund - Class II (MLVSV2)*

Global Allocation V.I. Fund - Class II (MLVGA2)*

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)*

COLUMBIA FUNDS MANAGEMENT COMPANY

Variable Portfolio-Marsico Growth Fund - Class 1 (NMG)*

DELAWARE GROUP

VIP Emerging Markets Series: Service Class (DWVEMS)*

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)*

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)*

HUNTINGTON TRUST COMPANY

VA Dividend Capture Fund - Trust Shares (HVDCT)*

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)*

Small Cap Core Portfolio 1 (JPSCE1)*

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)*

Flexible Bond Portfolio: Service Shares (JAFBS)*

Forty Portfolio: Service Shares (JACAS)*

Global Technology Portfolio: Service Shares (JAGTS)*

Overseas Portfolio: Service Shares (JAIGS)*

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)*

LORD ABBETT FUNDS

Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)*

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)*

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)*

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial  Class (MV2IGI)*

Mid Cap Growth Series - Service Class (MMCGSC)*

New Discovery Series - Service Class (MNDSC)*

Utilities Series - Initial Class (MVUIC)*

Utilities Series - Service Class (MVUSC)*

Value Series - Initial Class (MVFIC)*

Value Series - Service Class (MVFSC)*

Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)*

Emerging Markets Debt Portfolio - Class I (MSEM)*

Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio -  Class I (MSVEM)*

Global Tactical Asset Allocation Portfolio- Class I (MSVIM)*

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class  I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)*

NVIT International Index Fund Class I (NVIX)*

Federated NVIT High Income Bond Fund - Class I (HIBF)*

NVIT Emerging Markets Fund - Class I (GEM)*

NVIT International Equity Fund - Class I (GIG)*

NVIT Nationwide Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)*

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)*

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

Invesco NVIT Comstock Value Fund - Class I (EIF)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)*

VPS International Value Portfolio - Class A (ALVIVA)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Value Portfolio - Class A (ALVVA)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)*

VP Capital Appreciation Fund - Class I (ACVCA)*

VP Income & Growth Fund - Class I (ACVIG)*

VP International Fund - Class I (ACVI)*

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)*

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2015

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)*

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)*

International Value Portfolio - Initial Shares (DVIV)*

Quality Bond Portfolio - Initial Shares (DQBP)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Equity 500 Index VIP - Class A (BIEI)*

Small Cap Index VIP - Class A (BISCI)*

Variable Series I - DWS Capital Growth VIP - Class B (SVSCGB)*

Variable Series II - DWS Small Mid Cap Value VIP - Class B  (SVSSVB)*

Variable Series II - DWS Global Growth VIP - Class B (SVSBCB)*

Variable Series II - DWS High Income VIP - Class B (SVSHIB)*

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Asset Manager Growth Portfolio - Service Class (FAMGS)*

VIP Asset Manager Portfolio - Service Class (FAMS)*

VIP Balanced Portfolio - Service Class (FBS)*

VIP Contrafund(R) Portfolio - Service Class (FCS)*

VIP Dynamic Capital Appreciation Portfolio - Service Class (FDCAS)*

VIP Equity-Income Portfolio - Service Class (FEIS)*

VIP Growth & Income Portfolio - Service Class (FGIS)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)*

VIP Growth Portfolio - Service Class (FGS)*

VIP High Income Portfolio - Service Class (FHIS)*

VIP Index 500 Portfolio - Initial Class (FIP)*

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)*

VIP Value Portfolio - Service Class (FVS)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)*

Templeton Foreign Securities Fund - Class 2 (TIF2)*

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)*

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Mid Cap Value - Institutional Shares (GVMCE)

Large-Cap Value - Institutional Shares (GVGRI)*

Strategic International Equity Fund - Institutional Shares (GVIE)*

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)*

Structured U.S. Equity Fund - Institutional Shares (GVCUE)*

VIT Growth Opportunities Fund - Service Shares (GVGOPS)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)*

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Baron Growth Opportunities Fund Service Class (BNCAI)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)*

High Yield Portfolio - Administrative Class (PMVHYA)*

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

Low Duration Portfolio - Administrative Class (PMVLDA)*

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)*

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT International Equity Fund: Class IB (PVTIGB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)*

VI Comstock Fund - Series II Shares (ACC2)*

V.I. Global Core Equity Fund: Series I Shares (MSVGE)*

VI Growth and Income Fund - Series I Shares (ACGI)

VI American Value Fund: Series I Shares (MSVMV)*

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI Core Equity Fund - Series I Shares (AVGI)

VI Global Health Care Fund - Series I Shares (IVHS)*

VI Global Real Estate Fund - Series I Shares (IVRE)*

VI High Yield Fund - Series I Shares (AVHY1)*

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)*

VI Small Cap Equity Fund - Series I Shares (AVSCE)*

VI Technology Fund - Series I Shares (IVT)*

VI Utilities Fund - Series I Shares (IVU)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)*

Small-Cap Portfolio - Investment Class (ROCSC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Mid-Cap Growth Portfolio - II (TRMCG2)*

New America Growth Portfolio (TRNAG1)*

Blue Chip Growth Portfolio (TRBCGP)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)*

WADDELL & REED, INC.

Variable Insurance Portfolios - High Income (WRHIP)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)*

Variable Insurance Portfolios - Small Cap Growth (WRSCP)*

WELLS FARGO FUNDS

Advantage VT Opportunity Fund - Class 2 (SVOF)*

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2015

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes and sales expenses not to exceed the following percentages of each premium received:

•

For policies with applications signed on or after January 3, 2006, 8.5% plus 5% of Premium payments in excess of target premium (reduced to 5.5% plus 3.5% of Premium payments in excess of target Premium at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% plus 7% of Premium payments in excess of target Premium (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•	For policies issued prior to September 9, 2002, 9.0% (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in cost are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2015 and 2014, there were no front-end sales charge deductions recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $5 in all policy years to recover policy maintenance, accounting, record keeping and other administrative expenses. This charge is subject to change but will not exceed $10 per month. These charges are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge related to operations. This charge is guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate exists for corporate flexible premium contracts and is 0.20% for all policy years. These charges are assessed through a reduction in the unit value. For contracts issued prior to September 9, 2002, the Company reduced the asset charges where the size or nature of the group resulted in savings in sales, underwriting, or administrative costs. Variations due to differences in costs were determined in a manner not unfairly discriminatory to policy owners.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account. In the current year, no death claims occurred.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned cash value. Interest is charged on the outstanding loan and is due and payable on each policy anniversary, or when the loan is repaid or a new loan is effective. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan was made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account. The interest rate charged on the policy loan is the stated rate of interest in effect at the time the loan is made, subject to a guaranteed maximum rate of 3.75%.

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2015

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2015 and 2014, there were no transfers into or out of the Account from the fixed account.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$38,025,107	$-	$-	$38,025,107

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Growth Fund - Class 2 (AMVGR2)	$1,696,926	$641,796
International Fund - Class 2 (AMVI2)	19,230	31,894
VIP Small Cap Value Series: Service Class (DWVSVS)	1,202,963	229,203
Stock Index Fund, Inc. - Initial Shares (DSIF)	1,527,667	1,207,540
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	3,042	1,971
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	630,916	1,047,881
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)	4,974	6,899
NVIT Government Bond Fund - Class I (GBF)	465,531	332,925
American Century NVIT Growth Fund - Class I (CAF)	303,667	200,457
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	180,575	66,924
NVIT Mid Cap Index Fund - Class I (MCIF)	997,217	246,956
NVIT Money Market Fund - Class I (SAM)	7,455,400	7,836,498
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	52,467	22,527
NVIT Multi-Manager Small Company Fund - Class I (SCF)	324,564	23,732
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	156,519	98,894
Quality Bond Portfolio - Initial Shares (DQBP)	150,221	18,125
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	2,296,185	1,156,576
VIP Mid Cap Portfolio - Service Class (FMCS)	59,587	33,580
VIP Overseas Portfolio - Service Class (FOS)	545,075	121,136
Mid Cap Value - Institutional Shares (GVMCE)	5,486	9,958
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	186,666	54,728
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	549,097	241,988
Global Securities Fund/VA - Non-Service Shares (OVGS)	673,559	308,812
Real Return Portfolio - Administrative Class (PMVRRA)	510,653	2,266,363
Total Return Portfolio - Administrative Class (PMVTRA)	645,354	3,682,572
VI Growth and Income Fund - Series I Shares (ACGI)	298,988	594,651
VI Core Equity Fund - Series I Shares (AVGI)	997,054	227,525
VI International Growth Fund - Series I Shares (AVIE)	209,571	289,894
Small-Cap Portfolio - Investment Class (ROCSC)	185,363	1,519,403
Equity Income Portfolio - II (TREI2)	447,167	404,871
Variable Insurance Portfolios - Small Cap Growth (WRSCP)	4,796	510,621

Total	$22,786,480	$23,436,900

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Fund - Class 2 (AMVGR2)
2015	0.25%	159,261	$18.009531	$2,868,216	0.67%	6.59%
2014	0.25%	122,977	16.895860	2,077,802	0.78%	8.24%
2013	0.25%	155,569	15.609904	2,428,417	0.99%	29.78%
2012	0.25%	157,115	12.028256	1,889,819	0.82%	17.60%
2011	0.25%	155,289	10.228483	1,588,371	0.76%	-4.52%
International Fund - Class 2 (AMVI2)
2015	0.25%	9,968	12.788056	127,471	1.45%	-4.76%
2014	0.25%	11,549	13.427768	155,077	1.16%	-2.90%
2013	0.25%	16,471	13.828234	227,765	1.32%	21.33%
2012	0.25%	18,227	11.397131	207,736	1.31%	17.61%
2011	0.25%	22,607	9.690479	219,073	1.15%	-14.18%
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	0.25%	60,432	13.313432	804,557	0.62%	-6.70%
2014	0.25%	814	14.268792	11,615	0.33%	5.35%
2013	0.25%	825	13.543555	11,173	0.50%	32.84%
2012	0.25%	801	10.195601	8,167	0.40%	13.35%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.25%	190,816	20.784027	3,965,925	1.85%	0.85%
2014	0.25%	185,196	20.607896	3,816,500	1.73%	13.14%
2013	0.25%	219,304	18.214352	3,994,480	1.84%	31.70%
2012	0.25%	241,815	13.830434	3,344,406	2.09%	15.45%
2011	0.25%	239,808	11.979797	2,872,851	1.91%	1.62%
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
2015	0.25%	567	23.990513	13,603	1.06%	-3.93%
2014	0.25%	590	24.972047	14,734	3.39%	8.17%
2013	0.25%	614	23.086285	14,175	1.13%	25.49%
2012	0.25%	616	18.396235	11,332	0.55%	10.51%
2011	0.25%	2,413	16.645973	40,167	0.60%	-3.22%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.25%	145,362	16.706956	2,428,557	1.77%	6.05%
2014	0.25%	173,821	15.753182	2,738,234	1.49%	0.88%
2013	0.25%	217,388	15.615735	3,394,673	1.39%	27.31%
2012	0.25%	235,582	12.265452	2,889,520	1.45%	15.64%
2011	0.25%	236,075	10.606481	2,503,925	1.19%	-2.02%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
2015	0.25%	818	24.079888	19,697	0.00%	-6.13%
2014	0.25%	1,009	25.652825	25,884	0.00%	1.71%
2013	0.25%	1,156	25.220685	29,155	0.35%	37.14%
2012	0.25%	2,275	18.390072	41,837	0.00%	8.42%
2011	0.25%	4,170	16.962051	70,732	0.32%	-7.35%
NVIT Government Bond Fund - Class I (GBF)
2015	0.25%	29,329	19.455186	570,601	1.23%	-0.36%
2014	0.25%	22,732	19.525090	443,844	1.99%	4.31%
2013	0.25%	26,459	18.718702	495,278	1.96%	-4.29%
2012	0.25%	27,068	19.558727	529,416	2.22%	2.80%
2011	0.25%	28,071	19.026183	534,084	2.99%	6.99%
American Century NVIT Growth Fund - Class I (CAF)
2015	0.25%	36,866	12.193896	449,540	0.44%	4.41%
2014	0.25%	33,765	11.679218	394,349	0.36%	11.05%
2013	0.25%	34,045	10.516954	358,050	0.69%	29.42%
2012	0.25%	40,392	8.126486	328,245	0.51%	13.74%
2011	0.25%	48,514	7.145034	346,634	0.55%	-0.94%

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.25%	17,193	$19.773092	$339,959	1.68%	-0.58%
2014	0.25%	12,556	19.889138	249,728	1.69%	4.92%
2013	0.25%	13,462	18.956755	255,196	1.74%	16.34%
2012	0.25%	11,547	16.294844	188,157	1.77%	10.53%
2011	0.25%	11,670	14.741846	172,037	2.12%	-0.29%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.25%	62,263	41.238771	2,567,650	1.17%	-2.78%
2014	0.25%	49,834	42.416903	2,113,804	1.11%	9.15%
2013	0.25%	56,609	38.862102	2,199,945	1.02%	32.72%
2012	0.25%	82,842	29.282293	2,425,804	1.18%	17.18%
2011	0.25%	87,699	24.989385	2,191,544	0.74%	-2.79%
NVIT Money Market Fund - Class I (SAM)
2015	0.25%	685,213	13.011793	8,915,850	0.00%	-0.25%
2014	0.25%	712,717	13.044334	9,296,919	0.00%	-0.25%
2013	0.25%	607,238	13.077065	7,940,891	0.00%	-0.25%
2012	0.25%	613,563	13.109875	8,043,734	0.00%	-0.25%
2011	0.25%	378,473	13.142859	4,974,217	0.00%	-0.25%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.25%	5,172	45.383655	234,724	0.73%	-6.26%
2014	0.25%	5,107	48.412765	247,244	0.51%	6.75%
2013	0.25%	6,547	45.349492	296,903	0.89%	40.05%
2012	0.25%	6,009	32.381131	194,578	0.82%	20.14%
2011	0.25%	6,709	26.952056	180,821	0.44%	-5.31%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.25%	9,684	40.250703	389,788	0.45%	-1.88%
2014	0.25%	3,527	41.022161	144,685	0.15%	0.56%
2013	0.25%	4,937	40.792251	201,391	0.15%	40.55%
2012	0.25%	3,439	29.022422	99,808	0.13%	15.21%
2011	0.25%	4,802	25.190145	120,963	0.59%	-5.79%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2015	0.25%	24,991	18.923041	472,906	0.82%	-5.72%
2014	0.25%	26,671	20.071449	535,326	0.67%	8.93%
2013	0.25%	30,684	18.426778	565,407	0.61%	37.71%
2012	0.25%	21,405	13.380548	286,411	0.57%	18.45%
2011	0.25%	19,374	11.296336	218,855	0.00%	-8.62%
Quality Bond Portfolio - Initial Shares (DQBP)
2015	0.25%	10,405	20.484142	213,137	2.00%	-1.90%
2014	0.25%	4,301	20.879852	89,804	1.97%	4.53%
2013	0.25%	2,575	19.974495	51,434	2.82%	-1.79%
2012	0.25%	4,229	20.338391	86,011	2.84%	6.73%
2011	0.25%	2,986	19.056169	56,902	3.45%	6.76%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.25%	58,750	18.702381	1,098,765	2.30%	-0.95%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.25%	3,169	58.394468	185,052	0.38%	-1.75%
2014	0.25%	3,084	59.431866	183,288	0.14%	5.93%
2013	0.25%	3,696	56.104158	207,361	0.57%	35.72%
2012	0.25%	2,861	41.337482	118,267	0.59%	14.46%
2011	0.25%	2,332	36.114197	84,218	0.15%	-10.94%

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class (FOS)
2015	0.25%	63,777	$17.660135	$1,126,310	1.43%	3.23%
2014	0.25%	41,087	17.107177	702,883	1.23%	-8.39%
2013	0.25%	43,875	18.673880	819,316	1.33%	30.05%
2012	0.25%	47,266	14.358948	678,690	1.91%	20.24%
2011	0.25%	44,279	11.941972	528,779	1.24%	-17.43%
Mid Cap Value - Institutional Shares (GVMCE)
2015	0.25%	587	45.708840	26,831	0.38%	-9.47%
2014	0.25%	716	50.489474	36,150	0.88%	13.29%
2013	0.25%	957	44.567895	42,651	0.73%	32.56%
2012	0.25%	1,753	33.620591	58,937	1.07%	18.17%
2011	0.25%	2,623	28.450828	74,627	0.30%	-6.61%
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2013	0.25%	5,446	13.826415	75,299	0.00%	31.87%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2015	0.25%	12,777	26.624474	340,181	1.66%	-3.11%
2014	0.25%	8,614	27.479142	236,705	2.00%	11.43%
2013	0.25%	7,380	24.660561	181,995	1.80%	32.04%
2012	0.25%	8,188	18.676784	152,926	2.17%	16.21%
2011	0.25%	9,907	16.071147	159,217	2.10%	4.69%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2015	0.25%	39,181	12.880113	504,656	0.00%	-4.61%
2014	0.25%	17,781	13.503113	240,099	0.00%	3.82%
2013	0.25%	12,452	13.006445	161,956	0.00%	30.06%	5/1/2013
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.25%	38,517	26.257583	1,011,363	1.29%	3.68%
2014	0.25%	27,258	25.324467	690,294	1.32%	2.04%
2013	0.25%	52,540	24.818928	1,303,986	1.43%	26.99%
2012	0.25%	62,997	19.544213	1,231,227	2.29%	20.96%
2011	0.25%	68,752	16.157412	1,110,854	1.25%	-8.52%
Real Return Portfolio - Administrative Class (PMVRRA)
2015	0.25%	79,335	19.925454	1,580,786	3.20%	-2.95%
2014	0.25%	167,696	20.530671	3,442,911	1.29%	2.83%
2013	0.25%	128,868	19.964947	2,572,843	2.02%	-9.44%
2012	0.25%	95,410	22.047142	2,103,518	1.06%	8.48%
2011	0.25%	134,964	20.323288	2,742,912	2.10%	11.39%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	0.25%	107,036	20.049532	2,146,022	4.02%	0.18%
2014	0.25%	265,318	20.012621	5,309,709	2.25%	4.01%
2013	0.25%	237,542	19.241011	4,570,548	2.22%	-2.20%
2012	0.25%	183,565	19.673980	3,611,454	2.59%	9.33%
2011	0.25%	342,040	17.995757	6,155,269	2.62%	3.35%
VI Growth and Income Fund - Series I Shares (ACGI)
2015	0.25%	59,311	16.400762	972,746	2.42%	-3.30%
2014	0.25%	86,396	16.961219	1,465,381	1.76%	10.00%
2013	0.25%	83,606	15.418659	1,289,092	1.51%	33.75%
2012	0.25%	90,995	11.528209	1,049,009	1.58%	14.35%
2011	0.25%	87,122	10.081770	878,344	1.44%	-2.25%
VI Core Equity Fund - Series I Shares (AVGI)
2015	0.25%	109,836	16.956417	1,862,425	1.18%	-6.01%
2014	0.25%	79,056	18.039717	1,426,148	0.81%	7.88%
2013	0.25%	96,814	16.722605	1,618,982	1.35%	28.93%
2012	0.25%	106,413	12.970691	1,380,250	0.98%	13.60%
2011	0.25%	114,519	11.418156	1,307,596	0.93%	-0.31%

NATIONWIDE VL SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI International Growth Fund - Series I Shares (AVIE)
2015	0.25%	35,375	$23.000962	$813,659	1.35%	-2.59%
2014	0.25%	39,085	23.611714	922,864	1.60%	0.08%
2013	0.25%	31,804	23.592587	750,339	1.25%	18.72%
2012	0.25%	30,031	19.873147	596,810	1.55%	15.24%
2011	0.25%	26,422	17.244564	455,636	0.00%	-6.97%
Small-Cap Portfolio - Investment Class (ROCSC)
2015	0.25%	10,961	25.528434	279,817	0.33%	-12.02%
2014	0.25%	59,869	29.016843	1,737,209	0.13%	2.98%
2013	0.25%	60,710	28.176710	1,710,608	1.11%	34.42%
2012	0.25%	67,438	20.962204	1,413,649	0.11%	12.22%
2011	0.25%	66,705	18.679872	1,246,041	0.32%	-3.52%
Equity Income Portfolio - II (TREI2)
2015	0.25%	69,652	24.319360	1,693,892	1.59%	-7.34%
2014	0.25%	71,032	26.244959	1,864,232	1.52%	6.84%
2013	0.25%	64,457	24.565685	1,583,430	1.19%	29.08%
2012	0.25%	123,488	19.030987	2,350,099	1.99%	16.63%
2011	0.25%	87,819	16.317395	1,432,977	1.53%	-1.27%
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
2014	0.25%	20,764	23.362093	485,090	0.00%	1.34%
2013	0.25%	19,192	23.052970	442,433	0.00%	43.00%
2012	0.25%	35,623	16.120762	574,270	0.00%	4.90%
2011	0.25%	33,922	15.367505	521,297	0.00%	-10.83%
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2011	0.25%	6,105	12.160971	74,243	0.57%	0.33%

2015	Contract owners equity:				$38,024,686
2014	Contract owners equity:				$41,098,512
2013	Contract owners equity:				$39,795,172
2012	Contract owners equity:				$35,894,087
2011	Contract owners equity:				$32,863,186
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.